Employee benefit obligations - Reconciliation of Employee Benefit Obligation (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Employee benefit obligations at January 1	SFr (5.9)	SFr (5.6)
Amounts recognized in income statement	(3.1)	(2.6)
Amounts recognized in other comprehensive income	4.4	0.9
Contributions by the employer	(1.8)	1.5
Employee benefit obligations at December 31	SFr (6.3)	SFr (5.9)